PGIM Absolute Return Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ICE BofA US 3-Month Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.46%	1.77%
A
Prospectus [Line Items]
Average Annual Return, Percent	4.22%	2.45%	2.96%
C
Prospectus [Line Items]
Average Annual Return, Percent	5.86%	2.33%	2.52%
Z
Prospectus [Line Items]
Average Annual Return, Percent	7.96%	3.38%	3.56%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.51%	1.71%	1.95%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.68%	1.85%	2.04%
R6
Prospectus [Line Items]
Average Annual Return, Percent	7.94%	3.44%	3.61%